Cover	Jan. 22, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 22, 2024
Entity File Number	001-40707
Entity Registrant Name	GLOBAL SYSTEM DYNAMICS, INC.
Entity Central Index Key	0001843248
Entity Tax Identification Number	86-1458374
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	815 Walker Street
Entity Address, Address Line Two	Suite 1155
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	740
Local Phone Number	229-0829
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false